Summary of Significant Accounting Policies (Details) - Schedule of the change in fair value, as determined by level 3 inputs, for the contingent warrant liability	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of The Change In Fair Value As Determined By Level3 Inputs For The Contingent Warrant Liability Abstract
Balance at beginning
Fair value at issuance	35,676
Change in fair value	(30,303)
Balance at ending	$ 5,373